OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Amortization Of Finance Lease Assets And Obligations	We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	12,181	3,381	2,308	2,095	19,965
Additions	—	—	9,484	—	9,484
Amortization	(903)	(1,178)	(1,456)	(260)	(3,797)
Impairment	—	—	—	—	—
Balance at June 30, 2022	11,278	2,203	10,336	1,835	25,652
We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2022	15,892	3,630	7,176	2,069	28,767
Additions	—	—	9,484	—	9,484
Repayments	(1,412)	(1,417)	(2,214)	(353)	(5,396)
Foreign exchange translation	—	—	—	(10)	(10)
Balance at June 30, 2022	14,480	2,213	14,446	1,706	32,845
Current portion	2,127	2,213	6,872	483	11,695
Non-current portion	12,353	—	7,574	1,223	21,150

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases	The future minimum rental payments under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	6,465
2023	13,493
2024	5,991
2025	3,289
2026	2,809
2027	2,809
Thereafter	1,960
Total minimum lease payments	36,816
Less: Imputed interest	(3,971)
Present value of operating lease liabilities	32,845

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
2022 (remaining six months)	21,977
2023	5,888
2024	—
2025	—
2026	—
Thereafter	—
Total minimum lease receipts	27,865